Accounts Receivable, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts Receivable, Net

5. Accounts Receivable, Net

Accounts receivables are mainly attributable to the sale of Ameluz®.   It is expected that all trade receivables will be settled within twelve months of the balance sheet date. Trade accounts receivable are stated at their net realizable value. The allowance for credit losses reflects our best estimate of expected credit losses of the receivables determined on the basis of historical experience and current information. In developing the estimate for expected credit losses, trade accounts receivable are segmented into pools of assets depending primarily on delinquency status, and fixed reserve percentages are established for each pool of trade accounts receivables.

In determining the reserve percentages for each pool of trade accounts receivable, we considered our historical experience with certain customers, regulatory and legal environments and other relevant current and future forecasted macroeconomic factors. If we become aware of any customer-specific factors that impact credit risk, specific allowances for these known troubled accounts are recorded.

The allowance for credit losses was $0.3 million and $0.2 million as of September 30, 2024 and December 31, 2023, respectively.

7. Accounts Receivable, net

Accounts receivable are mainly attributable to the sale of Ameluz®. products. It is expected that all trade receivables will be settled within twelve months of the balance sheet date. Trade accounts receivable are stated at their net realizable value. The allowance for credit losses reflects our best estimate of expected credit losses of the receivables determined on the basis of historical experience and current information. In developing the estimate for expected credit losses, trade accounts receivable are segmented into pools of assets depending primarily on delinquency status, and fixed reserve percentages are established for each pool of trade accounts receivable.

In determining the reserve percentages for each pool of trade accounts receivable, we considered our historical experience with certain customers, regulatory and legal environments and other relevant current and future forecasted macroeconomic factors. If we become aware of any customer-specific factors that impact credit risk, specific allowances for these known troubled accounts will be recorded.

The allowance for doubtful accounts was $0.2 million and $0.1 million as of December 31, 2023 and 2022, respectively.